PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Buildings	$24,110,272	$25,140,538
Machinery and equipment	8,412,387	7,728,477
Office equipment and furniture	845,329	905,368
Automobiles	554,182	546,243
Leasehold improvements	39,557,272	37,096,380
Construction-in-progress (“CIP”)	-	2,546,715
Total	73,479,442	73,963,721
Less: Accumulated depreciation	(15,000,785)	(12,444,667)
Impairment of property, plant and equipment	(218,862)	(215,727)
Property, plant and equipment, net	$58,259,795	$61,303,327